Other Income	12 Months Ended
Dec. 31, 2023
Other Income
Other income

Note 10. Other Income

During the year ended December 31, 2022, as described in Note 8 above, the Company received $392,000 as a settlement payment from its former auditor. The Company also received $202,200 in cash and 2,085,258 shares of its common stock to satisfy its former Chief Executive Officer’s remaining $808,781 disgorgement obligation under a settlement with the SEC (Note 6). The total amount of $1,402,981 was recorded as other income in the Statement of Operations.